Stock Options and Warrants (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 16, 2017	Jul. 22, 2011	Nov. 16, 2017	Jul. 22, 2011	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options and Warrants (Details) [Line Items]
Outstanding warrants (in Dollars)					$ 0
Increase shares	10,000,000		10,000,000
Total number of shares	15,000,000		15,000,000
Warrants issued								3,000,000
Expected volatility rate						189.00%		339.00%
Risk-free interest rate						3.96%		1.35%
Dividend yield						0.00%		0.00%
Warrant expenses (in Dollars)						$ 525	$ 4,722
Warrants exercisable share issued						2,909,777,750
Exercise price (in Dollars per share)						$ 0.0038
Maturity years						3 years
Warrant expense, vesting (in Dollars)						$ 10,555	$ 0
Exercise prices exceeded (in Dollars)						$ 0
2011 Equity Incentive Plan [Member]
Stock Options and Warrants (Details) [Line Items]
Issuance of shares		5,000,000		5,000,000
Minimum [Member]
Stock Options and Warrants (Details) [Line Items]
Stock options vest years			5 years		5 years
Maximum [Member]
Stock Options and Warrants (Details) [Line Items]
Stock options vest years			10 years		10 years
Common Stock [Member]
Stock Options and Warrants (Details) [Line Items]
Warrants exercisable share issued						71,169,473